Note 10 - Fair Value Measurement (Details) - Changes in Level 3 Available-for-sale Securities Measured On a Recurring Basis (Available-for-sale Securities [Member], Fair Value, Inputs, Level 3 [Member], USD $)
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Note 10 - Fair Value Measurement (Details) - Changes in Level 3 Available-for-sale Securities Measured On a Recurring Basis [Line Items]
Purchases	$ 90,205,903	$ 81,664,295
Redemption	(90,323,594)	(81,824,078)
Realized gain	106,392	127,835
Exchange difference	$ 11,299	$ 31,948